SELLING AND MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
SELLING AND MARKETING EXPENSES
Schedule of selling, marketing and business development expenses

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?	?	Year Ended December 31,
?		2022		2021		2020
?	?	U.S. dollars in thousands
Payroll and related expenses	?	19,235	?	24,227	?	20,756
Share-based payments		553		2,570		1,464
Professional services		6,596		17,441		18,957
Samples	?	836	?	1,008	?	438
Travel, Fleet, meals and related expenses	?	5,136	?	7,305	?	5,729
Office-related expenses		1,510		1,285		957
Other		1,576		1,787		984
?		35,442		55,623		49,285
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